Net Income Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 class		Dec. 31, 2013		Dec. 31, 2012
Basic
Average common shares outstanding (in shares)									96,190,101		100,897,512		101,714,901
Net income	$ 132,743	$ 326,240	$ 291,447	$ 115,457	$ 116,123	$ 262,966	$ 257,287	$ 116,185	$ 865,887		$ 752,561		$ 631,034
Less net income allocated to unvested restricted shares									(4,892)		(4,596)		(5,114)
Net income allocated to common shares									860,995		747,965		625,920
Net income per common share - basic (in dollars per share)	$ 1.40	$ 3.42	$ 3.00	$ 1.16	$ 1.16	$ 2.61	$ 2.51	$ 1.13	$ 8.95		$ 7.41		$ 6.15
Diluted
Average common shares outstanding (in shares)									96,190,101		100,897,512		101,714,901
Stock options and other contingently issuable shares (in shares)									1,885,334	[1]	2,151,359	[1]	2,215,528	[1]
Average common shares outstanding assuming dilution (in shares)									98,075,435		103,048,871		103,930,429
Net income	132,743	326,240	291,447	115,457	116,123	262,966	257,287	116,185	865,887		752,561		631,034
Less net income allocated to unvested restricted shares assuming dilution									(4,804)		(4,509)		(5,008)
Net income allocated to common shares assuming dilution									$ 861,083		$ 748,052		$ 626,026
Net income per common share - diluted (in dollars per share)	$ 1.37	$ 3.35	$ 2.94	$ 1.14	$ 1.14	$ 2.55	$ 2.46	$ 1.11	$ 8.78		$ 7.26		$ 6.02
Net Income Per Common Share (Textual) [Abstract]
Common shares outstanding, anti-dilutive									608,477		842,354		1,047,734
Classes of participating securities									2
Percent common shares representing outstanding shares	99.00%								99.00%
Percent restricted shares representing outstanding shares	1.00%								1.00%

[1]	Stock options and other contingently issuable shares excludes 608,477, 842,354 and 1,047,734 shares at December 31, 2014, 2013 and 2012, respectively, due to their anti-dilutive effect.